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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21308

Alger Global Growth Fund

__________________________________________________________________
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York 10003

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—96.0%	SHARES	VALUE
AUSTRALIA—1.4%
DIVERSIFIED METALS & MINING—1.4%
BHP Billiton Ltd.	19,000	$395,677
(Cost $299,133)
BRAZIL—0.7%
BIOTECHNOLOGY—0.7%
Biotoscana Investments SA*	23,025	201,226
(Cost $193,838)
CANADA—3.4%
DIVERSIFIED BANKS—1.1%
Royal Bank of Canada	4,000	298,396
LIFE & HEALTH INSURANCE—1.2%
Manulife Financial Corp.	15,500	319,249
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Encana Corp.	31,000	312,039
TOTAL CANADA
(Cost $894,281)		929,684
CHINA—5.7%
CONSTRUCTION & ENGINEERING—0.6%
China State Construction International Holdings Ltd.	106,000	171,020
INTERNET SOFTWARE & SERVICES—5.1%
Alibaba Group Holding Ltd. #*	4,207	651,875
Tencent Holdings Ltd.	19,485	777,719
		1,429,594
TOTAL CHINA
(Cost $568,428)		1,600,614
DENMARK—0.3%
BIOTECHNOLOGY—0.3%
Genmab A/S*	400	90,897
(Cost $90,085)
FRANCE—2.2%
CONSTRUCTION & ENGINEERING—0.6%
SPIE SA*	6,000	168,637
DIVERSIFIED BANKS—1.6%
BNP Paribas SA	6,000	464,954
TOTAL FRANCE
(Cost $544,279)		633,591
GERMANY—7.9%
ADVERTISING—1.0%
Stroeer SE & Co KGaA	4,600	296,552
APPLICATION SOFTWARE—1.4%
SAP SE	3,700	391,759
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
KION Group AG	3,000	260,309
INDUSTRIAL CONGLOMERATES—0.9%
Siemens AG	1,800	244,252
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Deutsche Telekom AG	16,000	292,288
MULTI-LINE INSURANCE—1.5%
Allianz SE	2,000	426,298

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
GERMANY—(CONT. )
PHARMACEUTICALS—1.2%
Bayer AG	2,600	$329,305
TOTAL GERMANY
(Cost $1,977,843)		2,240,763
HONG KONG—0.8%
INDUSTRIAL CONGLOMERATES—0.8%
CK Hutchison Holdings Ltd.	18,000	236,863
(Cost $225,985)
INDIA—1.7%
DIVERSIFIED BANKS—1.4%
HDFC Bank Ltd.	13,463	384,768
TOBACCO—0.3%
ITC Ltd. *	21,479	95,400
TOTAL INDIA
(Cost $300,529)		480,168
ITALY—0.6%
DIVERSIFIED BANKS—0.6%
UniCredit SpA*	9,000	176,878
(Cost $157,863)
JAPAN—3.2%
AUTOMOBILE MANUFACTURERS—0.8%
Subaru Corp. *	6,000	216,492
DIVERSIFIED BANKS—1.2%
Mitsubishi UFJ Financial Group, Inc.	52,496	333,086
FOOD RETAIL—0.6%
Seven & i Holdings Co. , Ltd.	4,600	185,427
LIFE & HEALTH INSURANCE—0.6%
T&D Holdings, Inc. *	12,000	177,046
TOTAL JAPAN
(Cost $892,518)		912,051
MEXICO—0.4%
REGIONAL BANKS—0.4%
Banregio Grupo Financiero SAB de CV	17,500	114,697
(Cost $110,313)
NETHERLANDS—1.7%
DIVERSIFIED BANKS—0.7%
ING Groep NV	11,000	205,514
SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV#	1,950	293,143
TOTAL NETHERLANDS
(Cost $372,857)		498,657
PHILIPPINES—0.4%
DIVERSIFIED BANKS—0.4%
Metropolitan Bank & Trust Co.	70,260	121,248
(Cost $113,955)
RUSSIA—0.5%
FOOD RETAIL—0.5%
X5 Retail Group NV*,(a)	3,459	133,794
(Cost $95,450)

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
SOUTH AFRICA—0.4%
DIVERSIFIED CHEMICALS—0.4%
Sasol Ltd.	3,425	$103,237
(Cost $104,941)
SOUTH KOREA—1.4%
PERSONAL PRODUCTS—0.4%
Amorepacific Corp. *	479	121,267
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Samsung Electronics Co. , Ltd.	126	270,750
TOTAL SOUTH KOREA
(Cost $302,718)		392,017
SPAIN—0.6%
ELECTRIC UTILITIES—0.6%
Iberdrola SA	20,000	157,652
(Cost $140,529)
SWEDEN—0.9%
DIVERSIFIED BANKS—0.9%
Nordea Bank AB*	21,000	264,956
(Cost $217,862)
SWITZERLAND—1.3%
PACKAGED FOODS & MEATS—1.3%
Nestle SA	4,500	379,941
(Cost $350,684)
TAIWAN—0.5%
RESTAURANTS—0.5%
Gourmet Master Co. , Ltd.	13,200	154,417
(Cost $118,559)
UNITED ARAB EMIRATES—0.7%
HEALTH CARE FACILITIES—0.7%
NMC Health PLC.	6,565	195,668
(Cost $185,460)
UNITED KINGDOM—1.3%
HOUSEHOLD PRODUCTS—0.8%
Reckitt Benckiser Group PLC.	2,300	223,640
PHARMACEUTICALS—0.5%
GlaxoSmithKline PLC.	7,000	139,359
TOTAL UNITED KINGDOM
(Cost $359,577)		362,999
UNITED STATES—58.0%
AEROSPACE & DEFENSE—0.6%
General Dynamics Corp.	800	157,064
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	1,350	161,042
APPLICATION SOFTWARE—1.1%
Autodesk, Inc. *	1,400	155,106
salesforce. com, Inc. *	1,800	163,440
		318,546
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
WisdomTree Investments, Inc.	12,000	125,280

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
UNITED STATES—(CONT. )
AUTO PARTS & EQUIPMENT—1.0%
WABCO Holdings, Inc. *	2,000	$275,140
BIOTECHNOLOGY—3.9%
ACADIA Pharmaceuticals, Inc. *	2,500	74,425
Biogen, Inc. *	250	72,397
BioMarin Pharmaceutical, Inc. *	1,100	96,503
Celgene Corp. *	1,900	257,279
Clovis Oncology, Inc. *	1,500	127,215
Exact Sciences Corp. *	3,700	143,560
Incyte Corp. *	700	93,303
Vertex Pharmaceuticals, Inc. *	1,500	227,730
		1,092,412
BROADCASTING—0.5%
CBS Corp. , Cl. B	2,350	154,700
BUILDING PRODUCTS—0.9%
Fortune Brands Home & Security, Inc.	2,700	177,309
Johnson Controls International PLC.	2,000	77,900
		255,209
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	7,000	283,150
COMMUNICATIONS EQUIPMENT—0.5%
Ciena Corp. *	5,000	128,750
CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	1,600	196,992
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Visa, Inc. , Cl. A	3,100	308,636
DIVERSIFIED BANKS—2.1%
JPMorgan Chase & Co.	6,300	578,340
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
AMETEK, Inc.	2,500	153,950
Rockwell Automation, Inc.	600	99,018
		252,968
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
Cognex Corp.	1,000	95,060
FINANCIAL EXCHANGES & DATA—0.8%
IntercontinentalExchange Group, Inc.	3,500	233,485
HEALTH CARE EQUIPMENT—1.5%
DexCom, Inc. *	2,600	173,186
Medtronic PLC.	3,000	251,910
		425,096
HEALTH CARE TECHNOLOGY—0.5%
Medidata Solutions, Inc. *	2,000	153,620
HOME FURNISHINGS—0.5%
Mohawk Industries, Inc. *	600	149,394
INDUSTRIAL CONGLOMERATES—1.1%
Honeywell International, Inc.	2,300	313,076
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	1,000	142,150

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
UNITED STATES—(CONT. )
INDUSTRIAL MACHINERY—0.4%
Dover Corp.	1,300	$109,200
INTEGRATED OIL & GAS—0.7%
Chevron Corp.	1,850	202,001
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
AT&T, Inc.	6,610	257,790
INTERNET RETAIL—4.0%
Amazon. com, Inc. *	1,000	987,780
Expedia, Inc.	850	132,999
		1,120,779
INTERNET SOFTWARE & SERVICES—4.9%
Alphabet, Inc. , Cl. C*	800	744,400
Facebook, Inc. , Cl. A*	3,700	626,225
Palantir Technologies, Inc. , Cl. A*,@	3,176	19,310
		1,389,935
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	8,200	384,580
LIFE SCIENCES TOOLS & SERVICES—0.5%
Illumina, Inc. *	850	147,773
MANAGED HEALTH CARE—3.9%
Aetna, Inc.	4,000	617,240
UnitedHealth Group, Inc.	2,500	479,525
		1,096,765
OIL & GAS EXPLORATION & PRODUCTION—3.6%
EOG Resources, Inc.	3,300	313,962
Parsley Energy, Inc. , Cl. A*	6,000	175,680
Pioneer Natural Resources Co.	3,200	521,920
		1,011,562
OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
Bank of America Corp.	25,000	603,000
PHARMACEUTICALS—0.8%
Bristol-Myers Squibb Co.	4,000	227,600
SEMICONDUCTOR EQUIPMENT—0.6%
Applied Materials, Inc.	3,500	155,085
SEMICONDUCTORS—4.8%
Ambarella Inc*	2,500	125,125
Broadcom Ltd.	2,450	604,317
Microchip Technology, Inc.	2,500	200,100
Micron Technology, Inc. *	2,300	64,676
NVIDIA Corp.	2,150	349,396
		1,343,614
SPECIALTY CHEMICALS—0.6%
The Sherwin-Williams Co.	500	168,635
SYSTEMS SOFTWARE—3.2%
Choicestream, Inc. *,@,(b)	1,969	–
Microsoft Corp.	7,500	545,250
Oracle Corp.	2,700	134,811
Proofpoint, Inc. *	1,700	144,908

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
UNITED STATES—(CONT. )
SYSTEMS SOFTWARE—(CONT. )
ServiceNow, Inc. *	800	$88,360
		913,329
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.6%
Apple, Inc.	5,000	743,650
Western Digital Corp.	3,400	289,408
		1,033,058
TOBACCO—0.8%
Philip Morris International, Inc.	1,800	210,078
TRUCKING—0.7%
Old Dominion Freight Line, Inc.	2,000	191,820
TOTAL UNITED STATES
(Cost $14,124,868)		16,366,714
TOTAL COMMON STOCKS
(Cost $22,742,555)		27,144,409
PREFERRED STOCKS—0.8%	SHARES	VALUE
UNITED STATES—0.8%
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc. , Series D*,@,(b)	33,858	128,999
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc. , Cl. B*,@	12,951	78,742
Palantir Technologies, Inc. , Cl. D*,@	1,687	10,257
		88,999
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(b)	16,980	–
Choicestream, Inc. , Cl. B*,@,(b)	36,618	–
		–
TOTAL UNITED STATES
(Cost $284,570)		217,998
TOTAL PREFERRED STOCKS
(Cost $284,570)		217,998
WARRANTS—–%	SHARES	VALUE
UNITED STATES—–%
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(b)	4,637	–
(Cost $4,633)
CORPORATE BONDS—–%		VALUE
UNITED STATES—–%
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(b)	4,637	–
(Cost $5)

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
POLAND—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	55,986	$63,589
(Cost $55,986)
Total Investments
(Cost $23,087,749)(c)	97.0%	27,425,996
Other Assets in Excess of Liabilities	3.0%	849,062
NET ASSETS	100.0%	$28,275,058

* Non-income producing security.
# American Depositary Receipts.
(a) Global Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$571	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	5	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	4,633	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	13,578	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	21,971	0.05%	0	0.00%
JS Kred SPV I, LLC.	06/26/15	55,986	0.15%	63,589	0.23%
Palantir Technologies, Inc. , Cl. A	10/07/14	20,666	0.05%	19,310	0.07%
Palantir Technologies, Inc. , Cl. B	10/07/14	85,521	0.22%	78,742	0.28%
Palantir Technologies, Inc. , Cl. D	10/14/14	11,139	0.03%	10,257	0.03%
Prosetta Biosciences, Inc. , Series
D	02/06/15	152,361	0.40%	128,999	0.46%
Total				$300,897	1.07%

(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(c) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,261,483, amounted to $4,164,513 which consisted of aggregate gross unrealized appreciation of $4,805,638 and aggregate gross unrealized depreciation of $641,125.
See Notes to Financial Statements

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Fund qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services –
Investment Companies. The Fund’s investment objective is long-term capital appreciation.
It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets) to a share class.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,536,526	$1,869,065	$667,461	—
Consumer Staples	1,349,547	343,872	1,005,675	—
Energy	1,525,602	1,525,602	—	—
Financials	5,211,775	2,657,027	2,554,748	—
Health Care	4,099,721	3,344,492	755,229	—
Industrials	2,635,558	1,554,477	1,081,081	—
Information Technology	8,071,259	6,611,721	1,440,228	19,310
Materials	1,006,691	507,777	498,914	—
Telecommunication Services	550,078	257,790	292,288	—
Utilities	157,652	—	157,652	—
TOTAL COMMON STOCKS	$27,144,409	$18,671,823	$8,453,276	$19,310
CORPORATE BONDS
Information Technology	—	—	—	—
PREFERRED STOCKS
Health Care	128,999	—	—	128,999
Information Technology	88,999	—	—	88,999
TOTAL PREFERRED STOCKS	$217,998	—	—	$217,998
SPECIAL PURPOSE VEHICLE
Financials	63,589	—	—	63,589
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$27,425,996	$18,671,823	$8,453,276	$300,897

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2016	$24,296
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,986)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2017	19,310
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$(4,986)

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$368,937
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	39,070
Included in net unrealized gain (loss) on investments	(94,969)
Purchases and sales
Purchases	–
Sales	(95,040)
Closing balance at July 31, 2017	217,998
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$(55,899)

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Growth Fund	Corporate Bonds
Opening balance at November 1, 2016	$4,637
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,637)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$(4,637)

Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2016	$58,175
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	5,414
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	63,589
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$5,414

Alger Global Growth Fund	Warrants
Opening balance at November 1, 2016	$4,544
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,544)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$(4,544)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobervable		Weighted
	July 31, 2017	Methodology	Input	Input/ Range	Average
Alger Global Growth Fund
Common Stock	$19,310	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	217,998	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	30.36%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Special Purpose Vehicle	63,589	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple
Warrants	0	Income	Discount Rate	40%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2017 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$484,740	$4,246	$480,494	—
Total	$484,740	$4,246	$480,494	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Fund purchases call options to increase its exposure to the stock market and also provide diversification of risk. The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.
The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio. The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Fund’s option contracts were not subject to any rights of offset with any counterparty.
All of the Fund’s options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending July 31, 2017

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Fund because the Fund or its affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2016	Additions	Reductions	2017	Income	2017
Alger Global Growth Fund
Common Stocks
Choicestream Inc. *	1,969	—	—	1,969	—	$0
Preferred Stocks
Choicestream, Inc.	53,598	—	—	53,598	—	0
Class A & Class B*
Prosetta Biosciences,	33,858	—	—	33,858	—	128,999
Inc. *
Corporate Bonds

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Choicestream Inc. ,	4,637	—	—	4,637	—	0
11.0%, 08/05/18*
Warrants
Choicestream Inc. ,	4,637	—	—	4,637	—	0
06/22/26*

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 26, 2017